Intangible Assets, Net - Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 1,816
2022	7,163
2023	7,143
2024	7,143
2025	7,143
Thereafter	19,642
Net Carrying Amount	$ 50,050	$ 62,513